Stockholders' Equity - Warrants (Details) - Public Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021 D $ / shares	Dec. 31, 2020 D $ / shares
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Number of days of which warrants will not be effective from the date of business combination	120 days	120 days
Public Warrants expiration term	5 years	5 years
Issue price per share | $ / shares	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Trading period after business combination used to measure dilution of warrant | D	20	20
Warrant exercise price adjustment multiple	115	115
Warrant redemption price adjustment multiple	180	180
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Warrant redemption condition minimum share price | $ / shares	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants | D	20	20
Threshold consecutive trading days for redemption of public warrants | D	30	30
Redemption period	30 days	30 days